JPMORGAN TRUST I

JPMorgan China Region Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
SAI dated February 28, 2007

JPMorgan International Equity Funds

JPMorgan India Fund
SAI dated May 1, 2007

JPMorgan International Equity Funds

JPMorgan International Realty Fund
SAI dated October 25, 2006

JPMorgan Tax Aware Funds

JPMorgan Tax Aware Disciplined Equity Fund
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Large Cap Growth Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware Short-Intermediate
Income Fund
JPMorgan Tax Aware U.S. Equity Fund
SAI dated February 28, 2007

JPMorgan Specialty Funds

JPMorgan Market Neutral Fund
SAI dated February 28, 2007

JPMorgan International Funds

JPMorgan International Currency Income Fund
SAI dated March 21, 2007

JPMorgan Funds

JPMorgan Income Builder Fund
SAI dated May 31, 2007

Highbridge Fund

Highbridge Statistical Market Neutral Fund
SAI dated February 28, 2007

JPMORGAN TRUST II

JPMorgan International Equity Funds

JPMorgan International Equity Index Fund
SAI dated February 28, 2007

JPMorgan Investor Funds

JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
SAI dated November 1, as supplemented
March 5, 2007

JPMorgan Specialty Funds

JPMorgan U.S. Real Estate Fund
SAI dated May 1, 2007

Supplement dated August 28, 2007
to the Statement of Additional Information

Effective immediately the paragraph entitled Class A, Class B and Class C Shares in the section titled “Distribution Plan” in the Statement of Additional Information Part II of the Funds indicated above is hereby replaced in its entirety by the following paragraph:

Class A, Class B and Class C Shares. Class A Shares of the Funds pay a Distribution Fee of 0.25% of average daily net assets and Class B and Class C Shares of the Funds pay a Distribution Fee of 0.75% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of the Funds of up to 4.00% (2.75% for Class B Shares of the Short Duration Bond Fund, Short Term Municipal Bond Fund, Ultra Short Duration Bond Fund and Treasury & Agency Fund) and 1.00% respectively of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C Shares of the Funds, it will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of the Class A Shares or 0.75% annualized of the average daily net asset value of the Class B and Class C Shares maintained in a Fund by such broker-dealers’ customers. Such payments on Class A Shares will be paid to broker-dealers immediately. Such payments on Class B and Class C Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares, except certain broker-dealers who have sold Class C Shares to certain defined contribution plans and who have waived the 1.00% sales commission shall be paid trail or maintenance commissions immediately.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SAI-SUPP-CLASSC-807